CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Current assets
Cash and cash equivalents | ₪			₪ 134,287	₪ 113,062
Financial assets at fair value through profit or loss | ₪			137,904	143,514
Trade receivables | ₪			98,017	85,943
Other receivables and prepaid expenses | ₪			3,744	5,996
Inventories | ₪			49,289	39,899
Current tax assets | ₪			862	6,760
Total current assets | ₪			424,103	395,174
Non-current assets
Property, plant and equipment | ₪			79,611	78,598
Less-accumulated depreciation | ₪			40,219	37,389
Property, plant and equipment. net | ₪			39,392	41,209
Goodwill | ₪			36	36
Deferred taxes | ₪			2,882	503
Total non-current assets | ₪			42,310	41,748
Total assets | ₪			466,413	436,922
Current liabilities
Trade payables | ₪			16,239	12,800
Employees Benefits | ₪			2,577	2,147
Other payables and accrued expenses | ₪			5,882	5,246
Total current liabilities | ₪			24,698	20,193
Non-current liabilities
Retirement benefit obligation | ₪			836	1,148
Total non-current liabilities | ₪			836	1,148
Shareholders' equity
Share capital | ₪			1,425	1,425
Additional paid in capital | ₪			128,354	128,354
Capital fund | ₪			247	247
Retained earnings | ₪			311,476	286,509
Capital Fund measurement of the net liability in respect of defined benefit | ₪			(623)	(954)
Equity attributable to Shareholders' of the Company | ₪			440,879	415,581
Total equity and liabilities | ₪			₪ 466,413	₪ 436,922
US Dollars [Member]
Current assets
Cash and cash equivalents | $	[1]	$ 35,829
Financial assets at fair value through profit or loss | $	[1]	36,794
Trade receivables | $	[1]	26,152
Other receivables and prepaid expenses | $	[1]	999
Inventories | $	[1]	13,151
Current tax assets | $	[1]	230
Total current assets | $	[1]	113,155
Non-current assets
Property, plant and equipment | $	[1]	21,241
Less-accumulated depreciation | $	[1]	10,731
Property, plant and equipment. net | $	[1]	10,510
Goodwill | $	[1]	10
Deferred taxes | $	[1]	769
Total non-current assets | $	[1]	11,289
Total assets | $	[1]	124,444
Current liabilities
Trade payables | $	[1]	4,333
Employees Benefits | $	[1]	688
Other payables and accrued expenses | $	[1]	1,569
Total current liabilities | $	[1]	6,590
Non-current liabilities
Retirement benefit obligation | $	[1]	223
Total non-current liabilities | $	[1]	223
Shareholders' equity
Share capital | $	[1]	380
Additional paid in capital | $	[1]	34,246
Capital fund | $	[1]	66
Retained earnings | $	[1]	83,105
Capital Fund measurement of the net liability in respect of defined benefit | $	[1]	(166)
Equity attributable to Shareholders' of the Company | $	[1]	117,631
Total equity and liabilities | $	[1]	$ 124,444

[1]	Convenience Translation into US Dollars.